Bank Deposits (Scheduled Maturities Of Certificates Of Deposit) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
Within one year	$ 1,213	$ 4,863
One to three years	855	2,356
Three to five years		145
Certificates of deposit, less than $100	2,068	7,364
Within one year	877	5,464
One to three years	956	1,975
Three to five years		284
Certificates of deposit, $100 and greater	1,833	7,723
Total certificates of deposit	$ 3,901	$ 15,087